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THE HARTFORD

April 30, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                   See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

333-109529	Stag Accumulator Variable Universal Life II
333-109530	Stag Protector Variable Universal Life II
033-53692	Stag Variable Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series II)
333-93319	Stag Accumulator Variable Universal Life (Series I)
333-07471	Stag Accumulator Variable Universal Life II
333-83057	Stag Protector Variable Universal Life (Series I)
333-88787	Stag Protector Variable Universal Life II

Hartford Life Insurance Company Separate Account VL II:

333-148814	Hartford Leaders VUL Liberty (Series II)
333-148817	Hartford Leaders VUL Legacy (Series II)
333-155096	Hartford Leaders VUL Joint Legacy II (Series II)

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-148816	Hartford Leaders VUL Liberty (Series II)
333-148815	Hartford Leaders VUL Legacy (Series II)
333-155092	Hartford Leaders VUL Joint Legacy II (Series II)

Union Security Insurance Company Variable Account C

033-65243	Wall Street Series Survivor VUL
333-69327	Wall Street Series VUL
033-03919	Harmony Investment Life
033-28551	Wall Street Series VUL220
033-48266	Wall Street Series VUL500